Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (USD $)	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Subscriptions Receivable/ Warrants	Deficit accumulated during the development stage	Total
Balance at Apr. 06, 2010
Balance (in shares) at Apr. 06, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period					(108,759)	(108,759)
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b))	256	31,835				32,091
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b)) (in shares)	256,250
Comprehensive income loss for the period			1,588			1,588
Issuance of founders' shares (note 8(a))	7,000	(333)				6,667
Issuance of founders' shares (note 8(a)) (in shares)	7,000,000
Issuance of common shares (note 8(c))	1,000	94,403		(28,506)		66,897
Issuance of common shares (note 8(c)) (in shares)	1,000,000
Balance at Dec. 31, 2010	8,256	125,905	1,588	(28,506)	(108,759)	(1,516)
Balance (in shares) at Dec. 31, 2010	8,256,250					8,256,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of units net of cash issue costs (note 7 & 8(f))	400	119,496				119,896
Issuance of units net of cash issue costs (note 7 & 8(f)) (in shares)	400,000
Loss for the period					(1,333,011)	(1,333,011)
Issuance of units for services (notes 7 and 9)	200	60,101				60,301
Issuance of units for services (notes 7 and 9) (in shares)	200,000
Issuance of units for settlement of accounts payable (notes 7 and 9)	50	15,025				15,075
Issuance of units for settlement of accounts payable (notes 7 and 9) (in shares)	50,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b))	153	94,987				95,140
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b)) (in shares)	153,125
Comprehensive income loss for the period			40,711			40,711
Collection of subscriptions receivable				28,506		28,506
Issuance of warrants related to share issuance costs of units		8,333				8,333
Issuance of warrants related to share issuance costs of units (in shares)
Issuance of warrants for patents (notes 4 and 8)		89,432				89,432
Balance at Dec. 31, 2011	9,059	513,279	42,299		(1,441,770)	(877,133)
Balance (in shares) at Dec. 31, 2011	9,059,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of units net of cash issue costs (note 7 & 8(f))	4,400	1,358,172				1,362,572
Issuance of units net of cash issue costs (note 7 & 8(f)) (in shares)	4,400,000
Shares issued for services (note 7(d))	140	75,660				75,800
Shares issued for services (note 7(d)) (in shares)	140,000
Stock-based compensation (note 8)		272,594				272,594
Loss for the period					(2,400,363)	(2,400,363)
Issuance of units for services (notes 7 and 9)	360	116,915				117,275
Issuance of units for services (notes 7 and 9) (in shares)	360,000
Units cancelled (note 7)	(3,000)	(938,813)				(941,813)
Units cancelled (note 7) (in shares)	(3,000,000)
Reclassification from additional paid-in capital to warrants upon the issuance of warrants(note 8)		(103,727)		103,727
Issuance of warrants for services (notes 8)				49,379		49,379
Issuance of units for settlement of accounts payable (notes 7 and 9)	500	252,550				253,050
Issuance of units for settlement of accounts payable (notes 7 and 9) (in shares)	500,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b))	1,591	780,255				781,846
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 8(b)) (in shares)	1,590,625
Comprehensive income loss for the period			(21,121)			(21,121)
Balance at Dec. 31, 2012	13,050	2,326,885	21,178	153,106	(3,842,133)	(1,327,914)
Balance (in shares) at Dec. 31, 2012	13,050,000					13,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition (note 3)	3,250	1,686,754			(3,731,684)	(2,041,680)
Effect of the Reverse Acquisition (note 3) (in shares)	3,250,007
Issuance of units net of cash issue costs (note 7 & 8(f))	13,125	5,854,252				5,867,377
Issuance of units net of cash issue costs (note 7 & 8(f)) (in shares)	13,125,002
Issuance of placement agent warrants as issue costs for the $0.80 unit issuance(note 8(f))		(4,087,586)		6,288,594		2,201,008
Issuance of placement agent warrants as issue costs for the $0.80 unit issuance(note 8(f)) (in shares)
Issuance of common shares to Valent for future royalty reduction	1,150	596,850				598,000
Issuance of common shares to Valent for future royalty reduction (in shares)	1,150,000
Exercise of placement agent warrants (note 7)	124	239,476		(239,600)
Exercise of placement agent warrants (note 7) (in shares)	123,810
Exercise of CDN $0.50 unit warrants (notes 6 and 7)	221	241,494				241,715
Exercise of CDN $0.50 unit warrants (notes 6 and 7) (in shares)	221,000
Shares issued for services (note 7(d))	615	1,042,942				1,043,557
Shares issued for services (note 7(d)) (in shares)	615,000
Stock-based compensation (note 8)		890,648				890,648
Loss for the period					(8,290,689)	(8,290,689)
Issuance of warrants for services (notes 8)						124,020
Balance at Dec. 31, 2013	$ 31,535	$ 8,791,715	$ 21,178	$ 6,202,100	$ (15,864,506)	$ (817,978)
Balance (in shares) at Dec. 31, 2013	31,534,819					31,534,819